Owners' Equity - Operating Partnership	12 Months Ended
Dec. 31, 2018
Liberty Property Limited Partnership
Class of Stock [Line Items]
Owners' Equity - Operating Partnership	OWNERS' EQUITY - OPERATING PARTNERSHIP

Common Units

General and limited partners' equity - common units relates to limited partnership interests of the Operating Partnership issued in connection with the formation of the Operating Partnership and certain subsequent acquisitions. The common units outstanding as of December 31, 2018 have the same economic characteristics as common shares of the Trust. The 3,520,205 outstanding common units are the limited partners' equity - common units held by persons and entities other than the Trust, the general partner of the Operating Partnership, which holds a number of common units equal to the number of outstanding common shares of beneficial interest. Both the common units held by the Trust and the common units held by persons and entities other than the Trust are counted in the weighted average number of common units outstanding during any given period. The 3,520,205 outstanding common units share proportionately in the net income or loss and in any distributions of the Operating Partnership and are exchangeable into the same number of common shares of the Trust. The market value of the 3,520,205 outstanding common units at December 31, 2018 based on the closing price of the common shares of the Company at December 31, 2018 was $147.4 million.
No common units were issued in connection with acquisitions during 2018, 2017 or 2016.

Dividend Reinvestment and Share Purchase Plan
The Company has a Dividend Reinvestment and Share Purchase Plan under which holders of common shares may elect to automatically reinvest their distributions in additional common shares and may make optional cash payments for additional common shares. The Company may issue additional common shares or repurchase common shares in the open market for purposes of satisfying its obligations under the Dividend Reinvestment and Share Purchase Plan. During the years ended December 31, 2018, 2017, and 2016, 36,807, 42,366, and 56,426 common shares, respectively, were issued through the Dividend Reinvestment and Share Purchase Plan. A corresponding number of common units were issued by the Operating Partnership. The Company used the proceeds to pay down outstanding borrowings under the Company's existing credit facility and for general corporate purposes.
Noncontrolling Interest - Consolidated Joint Ventures
Noncontrolling interest - consolidated joint ventures includes third-party ownership interests in consolidated joint venture investments.
Share Repurchase
In September 2017, the Company’s Board of Trustees authorized a share repurchase plan under which the Company may purchase up to $250 million of the Company’s outstanding common shares through September 2019. Purchases made pursuant to the program will be made in either the open market or in privately negotiated transactions from time to time as permitted by securities laws and other legal requirements.
During the year ended December 31, 2016, the Company purchased an aggregate of 1.4 million common shares for $40.9 million as part of a previously authorized share repurchase plan. In connection with these repurchases, an equal number of common units were repurchased by the Operating Partnership from the Trust. There were no share repurchases under this plan or the current plan in 2017 or 2018.